UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05767

DWS Strategic Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 139.9%
Arizona 2.1%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,280,000	1,295,053
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,888,380

		3,183,433
California 14.2%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,183,050
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,743,715
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,069,130
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,627,948
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	4,000,000	4,196,400
California, State General Obligation:
5.25%, 4/1/2035	1,230,000	1,404,476
5.5%, 3/1/2040	1,000,000	1,147,620
5.75%, 4/1/2031	1,000,000	1,181,150
6.0%, 4/1/2038	1,000,000	1,179,620
6.5%, 4/1/2033	1,950,000	2,433,463
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,214,340
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,401,220
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	420,000	428,711
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	607,350

		21,818,193
Colorado 0.8%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	761,454
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033 (a)	440,000	459,162

		1,220,616
Connecticut 2.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,285,840
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 *	705,000	277,798
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017 *	2,000,000	489,000
Series B, 144A, Zero Coupon, 9/1/2018 *	1,000,000	231,600

		3,284,238
Florida 9.1%
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	485,000	463,034
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	1,000,000	830,600
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	35,843
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	63,249
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	23,280
5.4%, 5/1/2037	1,800,000	1,755,558
6.55%, 5/1/2027 *	545,000	246,144
Series A-1, 6.55%, 5/1/2027	170,000	165,111
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	175,000	185,276
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,383,856
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	365,673
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
144A, 6.75%, 11/15/2029	1,385,000	1,492,961
Prerefunded, 144A, 6.75%, 11/15/2029	215,000	244,257
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	3,000,000	3,422,910
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,206,965
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,009,580

		13,894,297
Georgia 6.6%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,250,775
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	410,528
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,142,620
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,430,660
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,151,520
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,139,680
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,354,956
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,163,970

		10,044,709
Guam 2.1%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,130,960
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,031,760
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,058,410

		3,221,130
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	586,125
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	361,858
Illinois 9.8%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	1,000,000	1,125,880
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,396,160
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	590,000	672,995
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	3,228,150
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,011,300
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	1,094,400
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,177,180
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,027,270
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	334,902
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	365,000	428,583
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,112,170
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014, GTY: GreenGold Ray Energies, Inc.	425,000	426,645

		15,035,635
Indiana 1.1%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	620,918
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	1,032,770

		1,653,688
Iowa 0.7%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	1,010,400
Kansas 0.6%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	336,573
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	520,000	551,455

		888,028
Kentucky 4.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,383,840
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	407,398
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,562,548

		6,353,786
Louisiana 3.8%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,127,150
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,591,365
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,149,940

		5,868,455
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,178,010
Maryland 4.2%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,824,840
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	685,740
Series B, 5.25%, 12/1/2031	1,000,000	714,960
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	605,580
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,074,050
6.0%, 1/1/2028	1,385,000	1,515,730

		6,420,900
Massachusetts 4.9%
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	250,000	130,737
Series A, 7.875%, 6/1/2044	250,000	130,697
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	1,200,000	1,254,300
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,715,000	1,615,942
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,824,798
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	505,485	2,639
Series A-2, 5.5%, 11/15/2046	101,629	65,060
Series A-1, 6.25%, 11/15/2039	1,903,948	1,458,481
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	952,593

		7,435,247
Michigan 6.1%
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	298,701
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,109,840
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	959,030
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,018,320
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,312,520
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,288,550
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	50,000	50,514
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,305,837

		9,343,312
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,194,890
Mississippi 2.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	289,995
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	1,002,880
Mississippi, State Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A., Inc., Series B, 0.17% **, 11/1/2035, GTY: Chevron Corp.	1,500,000	1,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.17% **, 12/1/2030, GTY: Chevron Corp.	300,000	300,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	492,877

		3,585,752
Missouri 1.6%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	2,031,960
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	491,111

		2,523,071
Nevada 6.1%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	5,140,000	5,997,455
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,129,120
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,000,000	1,134,890

		9,261,465
New Hampshire 2.2%
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,501,065
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,895,810

		3,396,875
New Jersey 4.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	290,000	318,226
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	827,641
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	625,000	636,050
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,785,840
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	3,521,755

		7,089,512
New York 10.6%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	1,000,000	1,155,150
Series E, 5.0%, 11/15/2042	305,000	341,600
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	270,000	305,097
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: FGIC, NATL	8,260,000	9,190,241
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	790,283
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	2,000,000	2,103,260
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A-1, 0.2% **, 11/1/2035, LOC: CA Public Employees Retirement System	2,400,000	2,400,000

		16,285,631
North Carolina 1.4%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,016,120
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,173,640

		2,189,760
Ohio 1.9%
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	1,000,000	1,133,920
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,768,489

		2,902,409
Pennsylvania 3.0%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,403,020
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	610,152
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	540,600	541,681
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, 5.875%, 1/1/2032	1,000,000	1,024,170

		4,579,023
Puerto Rico 7.1%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	4,263,360
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	1,043,660
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,000,000	1,070,560
Series A, 6.5%, 8/1/2044	2,000,000	2,388,060
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	2,071,200

		10,836,840
South Carolina 1.8%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	983,000	922,841
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	1,585,000	1,599,122
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	170,000	180,513

		2,702,476
Tennessee 1.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	544,115
5.0%, 12/15/2018	540,000	582,887
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,230,850

		2,357,852
Texas 13.6%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,410,000	1,752,889
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (b)	1,960,000	963,164
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,066,000
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,046,070
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	635,432
Dallas-Fort Worth, TX, International Airport Revenue, Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,159,280
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	2,008,140
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,362,838
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	2,212,480
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,023,150
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	638,400
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	1,000,000	1,003,480
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,137,659
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,273,720
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	599,464

		20,882,166
Virgin Islands 1.8%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	2,740,000	2,749,206
Virginia 1.1%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,704,691
Washington 1.9%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	631,301
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,206,780

		2,838,081
Wisconsin 2.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,021,440
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,297,335
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,945,506

		4,264,281

Total Municipal Bonds and Notes (Cost $188,901,914)		214,146,041
Municipal Inverse Floating Rate Notes (c) 11.7%
California 3.0%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (d)	2,121,349	2,405,886
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (d)	1,930,312	2,189,224
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.203%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,595,110
New York 4.2%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (d)	5,535,000	6,459,918
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 17.854%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
Tennessee 4.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (d)	5,918,585	6,925,340
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.866%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $15,842,412)		17,980,368

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $204,744,326) †	151.6	232,126,409
Other Assets and Liabilities, Net	(5.9)	(9,057,706)
Preferred Shares, at Redemption Value	(45.7)	(70,000,000)

Net Assets Applicable to Common Shareholders	100.0	153,068,703

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (b)	3.375%	4/1/2027	1,960,000	1,960,000	963,164
Florida, Tolomato Community Development District, Special Assessment *	6.55%	5/1/2027	850,000	548,692	383,894
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2017	2,000,000	1,417,501	489,000
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A *	6.50%	9/1/2031	705,000	733,004	277,798
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2018	1,000,000	667,388	231,600
				5,326,585	2,345,456

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2012.

†
The cost for federal income tax purposes was $203,638,649.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $28,487,760.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,783,031 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,295,271.

(a) When-issued security.
(b) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(e)	$—	$232,126,409	$—	$232,126,409
Total	$—	$232,126,409	$—	$232,126,409

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012